Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes
Summary of Significant Accounting Policies

Note 2:  Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  Certain information and disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. However, the Company believes that the disclosures included herein are adequate to make the information presented not misleading.

The accompanying unaudited financial statements contain all adjustments (consisting of only normal recurring items, unless otherwise disclosed) necessary for a fair statement of the financial position as of September 30, 2013 and December 31, 2012, the results of operations, cash flows, changes in comprehensive income and equity for the nine months ended September 30, 2013 and 2012, and the results of operations for the three months ended September 30, 2013 and 2012. These results are not necessarily indicative of the results to be expected for the full year.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and in some cases the difference could be material.  Investment valuations, assets on deposit, embedded derivatives, deferred tax asset valuation reserves, and claim and policyholder benefit reserves are most affected by the use of estimates and assumptions.

Segment Reporting

The Company is currently managed as two reportable business segments, (1) life and health and (2) annuities.  Prior to 2013 the Company was managed as one reportable business segment, life and health.

Investments

Debt securities:  Investments in debt securities are classified as available for sale and are carried at fair value.  A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company's anticipated holding period of the security.  If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related components.  The credit portion of the other-than-temporary impairment (“OTTI”) is the difference between the present value of the expected future cash flows and amortized cost.  Only the estimated credit loss amount is recognized in net realized investment gains, with the remainder of the loss amount recognized in other comprehensive income.  If the Company intends to sell or it is more likely than not that the Company will be required to sell before anticipated recovery in value, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis.  In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the ability of the Company to hold the investment until the fair value has recovered.

Unrealized gains and losses on investments in debt securities, net of federal income taxes, are included in accumulated other comprehensive income as a separate component of stockholder’s equity.

Policy loans:  Policy loans are reported at their unpaid principal balance.  Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies.  Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.  Policy loans that were allocated to CMFG Life as payment for the 2012 reinsurance agreement are $2,112 and $2,085 at September 30, 2013 and December 31, 2012, respectively.

Net investment income:  Interest income related to mortgage-backed and other structured securities is recognized on an accrual basis using a constant effective yield method, based on anticipated prepayments and the estimated economic life of the securities.  When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and such adjustments are reflected in net investment income.  Prepayment assumptions for loan backed bonds and structured securities are based on industry averages or internal estimates.  Interest income related to non-structured securities is recognized on an accrual basis using a constant effective yield method.  Discounts and premiums on debt securities are amortized over the estimated lives of the respective securities on an effective yield basis.

Net realized gains and losses:  Realized gains and losses on the sale of investments are determined on a specific identification basis and are recorded on the trade date.

Derivative Financial Instruments

The Company issues single premium deferred annuity contracts that contain embedded derivatives.  Derivatives embedded within non-derivative host contracts are separated from the host instrument when the embedded derivative is not clearly and closely related to the host instrument.  Such embedded derivatives are recorded at fair value, and they are reported as part of assets on deposit and policyholder account balances in the condensed balance sheets.

Changes in the fair value of the embedded derivative in assets on deposit offset changes in the fair value of the embedded derivative in policyholder account balances; both of these changes are included in net realized investment gains. Accretion of the interest on assets on deposit offsets accretion of the interest on the host contract; both of these amounts are included in interest credited on policyholder account balances.

Cash and Cash Equivalents

Cash and cash equivalents include unrestricted deposits in financial institutions with maturities of 90 days or less. The Company recognizes a liability in accounts payable and other liabilities for the amount of checks issued in excess of its current cash balance. The change in this overdraft amount is recognized as a financing activity in the Company’s Statement of Cash Flows.

Recognition of Insurance Revenue and Related Benefits

Term-life and whole-life insurance premiums are recognized as premium income when due. Policy benefits for these products are recognized in relation to the premiums so as to result in the recognition of profits over the expected lives of the policies and contracts.

Amounts collected on policies not subject to significant mortality or longevity risk, such as the Company’s single premium deferred annuity contracts, are considered investment contracts and are recorded as increases in policyholder account balances.  Revenues from investment contracts principally consist of net investment income and contract charges such as expense and surrender charges.  Expenses for investment contracts consist of interest credited to contracts, benefits incurred in excess of related policyholder account balances and policy maintenance costs.  Because the Company has entered into an agreement with CMFG Life to cede 100% of this business, these revenues and expenses are ceded and do not impact the statement of operations and comprehensive income (loss). See Note 7 for additional information on this agreement.

Deferred Policy Acquisition Costs

The costs of acquiring insurance business that are directly related to the successful acquisition of new and renewal business are deferred to the extent that such costs are expected to be recoverable from future profits.  Such costs principally include commissions and sales costs, direct response advertising costs, premium taxes, and certain policy issuance and underwriting costs. Costs deferred on term-life and whole-life insurance products, deferred policy acquisition costs (“DAC”), are amortized in proportion to the ratio of the annual premium to the total anticipated premiums generated.  Due to the age of the existing block of policies all DAC has been fully amortized as of September 30, 2013 and December 31, 2012 and there was no amortization expense in the nine months ended September 30, 2013 or 2012.  Acquisition costs on the Company’s single premium deferred annuity contracts are reimbursed through a ceding commission by CMFG Life which assumes all deferrable costs as part of its agreement to assume 100% of this business from the Company. See Note 7 for additional information on this agreement.

Insurance Reserves

Life and health claim and policy benefit reserves consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported and unreported but not yet paid.  Such estimates are developed using actuarial principles and assumptions based on past experience adjusted for current trends.  Any change in the probable ultimate liabilities is reflected in net income in the period in which the change is determined.

When actual experience indicates that existing contract liabilities, together with the present value of future gross premiums will not be sufficient to recover the present value of future benefits or recover unamortized deferred acquisition costs, a premium deficiency will be recognized by either a reduction in unamortized acquisition costs or an increase in liability of future benefits.  The Company recognized $742 of additional reserves due to a loss recognition event in the three and nine months ended September 30, 2012.

Policyholder Account Balances

The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies.  The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges.  Average credited rate was 4.6% for the three and nine months ended September 30, 2013 and 4.5% for the three and nine months ended September 30, 2012.  Future minimum guaranteed interest rate during the life of the contracts is 0% to 4.5%.

Accounts Payable and Other Liabilities

The Company issues annuity contracts on the 10th and 25th of each month.   The Company recognizes a liability for those contracts which it has received cash for, but has not issued a policy.

Reinsurance

Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with the accounting for the underlying direct policies that have been ceded and the terms of the reinsurance contracts.  Premiums and insurance claims and benefits in the statements of operations and comprehensive income are reported net of the amounts ceded to other companies under such reinsurance contracts.  Ceded insurance reserves and ceded benefits paid are included in reinsurance recoverables along with certain ceded policyholder account balances, which include mortality risk.  A prepaid reinsurance asset is also recorded for the portion of unearned premiums related to ceded policies.

Assets on Deposit

Assets on deposit represent the amount of policyholder account balances related to the single premium deferred annuity contracts that are ceded to an affiliated company.  These investment type contracts are accounted for on a basis consistent with the accounting for the underlying contracts.  Since the related product is an investment type contract, the Company accounts for the reinsurance of these contracts using the deposit method of accounting consistent with the terms of the ceding agreement.  The related contract charges and interest credited to policyholder account balances in the statements of operations and comprehensive income are reported net of the amounts ceded under the agreement. See Note 7 for a further discussion of the ceding agreement.

Income Taxes

The Company recognizes taxes payable or refundable and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.  Deferred tax assets and liabilities are measured by applying the enacted tax rates to the difference between the financial statement and tax basis of assets and liabilities.  The Company records current tax benefits and deferred tax assets utilizing a benefits-for-loss approach.  Under this approach, current benefits are realized and deferred tax assets are considered realizable by the Company when realized or realizable by the consolidated group of which the Company is a member even if the benefits would not be realized on a stand-alone basis.  The Company records a valuation allowance for deferred tax assets if it determines it is more likely than not that the asset will not be realized by the consolidated group.  Deferred income tax assets can be realized through future earnings, including the generation of future income, reversal of existing temporary differences and available tax planning strategies.

The Company is subject to tax-related audits.  These audits may result in additional tax assets or liabilities.  In establishing tax liabilities, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the financial statements.

Recently Adopted Accounting Standards Updates

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), effective in 2013.  ASU 2011-11 is intended to increase information disclosed about offsetting assets and liabilities, including financial instruments, derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and lending agreements.  The objective is to facilitate comparison between entities that prepare their financial statements on the basis of U.S. GAAP and those that prepare their financial statements on the basis of international financial reporting standards.  In January 2013, the FASB issued ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”), also effective in 2013.  ASU 2013-01 is related to ASU 2011-11 and makes it clear that the newly required disclosures are applicable only to certain derivatives, repurchase and reverse repurchase agreements, and securities borrowing and securities lending transactions.  Adoption of the new standard did not have an impact on the financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). ASU 2013-02 requires companies to present information about reclassification adjustments from accumulated other comprehensive income in their financial statements in a single note or on the face of the financial statements.  ASU 2013-02 is effective for periods beginning after December 15, 2012, with early adoption permitted.   ASU 2013-02 did not have an impact on the Company other than disclosure.

Note 2:  Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and in some cases the difference could be material.  Investment valuations, deferred tax asset valuation reserves, and claim and policyholder benefit reserves are most affected by the use of estimates and assumptions.

Segment Reporting

The Company is managed as one reportable life and health business segment.

Investments

Investments in debt securities are classified as available for sale and are carried at fair value.

Unrealized gains and losses on investments in debt securities, net of federal income taxes, are included in accumulated other comprehensive income as a separate component of stockholder’s equity.

A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company's holding period of the security.  If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related risk.  The credit portion of the other-than-temporary impairment (“OTTI”) is the difference between the present value of the expected future cash flows and amortized cost.  Only the estimated credit loss amount is recognized in earnings, with the remainder of the loss amount recognized in other comprehensive income.  If the Company intends to sell, at the time this determination is made, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis.  In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the ability of the Company to hold the investment until the fair value has recovered.

Policy loans are reported at their unpaid principal balance.

Interest income related to mortgage-backed and other structured securities is recognized on an accrual basis using a constant effective yield method, based on anticipated prepayments and the estimated economic life of the securities.  When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and such adjustments are reflected in net investment income.  Prepayment assumptions for loan backed bonds and structured securities are based on industry averages or internal estimates.  Interest income related to non-structured securities is recognized on an accrual basis using a constant effective yield method.  Discounts and premiums on debt securities are amortized over the estimated lives of the respective securities on an effective yield basis.

Realized gains and losses on the sale of investments are determined on a specific identification basis and are recorded on the trade date.

Cash and Cash Equivalents

Cash and cash equivalents include unrestricted deposits in financial institutions with maturities of 90 days or less.

Recognition of Insurance Revenue and Related Benefits

Term-life and whole-life insurance premiums are recognized as premium income when due. Policy benefits for these products are recognized in relation to the premiums so as to result in the recognition of profits over the expected lives of the policies and contracts.

Deferred Policy Acquisition Costs

The costs of acquiring insurance business that are directly related to the successful acquisition of new and renewal business are deferred to the extent that such costs are expected to be recoverable from future profits.  Such costs principally include commissions and sales costs, direct response advertising costs, premium taxes, and certain policy issuance and underwriting costs. Costs deferred on term-life and whole-life insurance products, deferred policy acquisition costs (“DAC”), are amortized in proportion to the ratio of the annual premium to the total anticipated premiums generated.  Due to the age of the existing block of policies all DAC has been fully amortized as of December 31, 2012 and 2011 and there was no amortization expense in 2012, 2011 or 2010.

Insurance Reserves

Life and health claim and policy benefit reserves consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported and unreported but not yet paid.  Such estimates are developed using actuarial principles and assumptions based on past experience adjusted for current trends.  Any change in the probable ultimate liabilities is reflected in net income in the period in which the change is determined.

When actual experiences indicate that existing contract liabilities, together with the present value of future gross premiums will not be sufficient to recover the present value of future benefits or recover unamortized deferred acquisition costs, a premium deficiency will be recognized by either a reduction in unamortized acquisition costs or an increase in liability of future benefits.  The Company recognized $742 of additional reserves due to a loss recognition event in 2012.

Policyholder Account Balances

The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies.  The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges.  Average credited rate is 4.5% in 2012, 2011 and 2010.  Future minimum guaranteed interest rate during the life of the contracts is 4.5%.

Reinsurance

Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with the accounting for the underlying direct policies that have been ceded and the terms of the reinsurance contracts.  Premiums and insurance claims and benefits in the statements of operations and comprehensive income are reported net of the amounts ceded to other companies under such reinsurance contracts.  Ceded insurance reserves and ceded benefits paid are included in reinsurance recoverables.  A prepaid reinsurance asset is also recorded for the portion of unearned premiums related to ceded policies.

Income Taxes

The Company recognizes taxes payable or refundable and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.  Deferred tax assets and liabilities are measured by applying the enacted tax rates to the difference between the financial statement and tax basis of assets and liabilities.  The Company records current tax benefits and deferred tax assets utilizing a benefits-for-loss approach.  Under this approach, current benefits are realized and deferred tax assets are considered realizable by the Company when realized or realizable by the consolidated group of which the Company is a member even if the benefits would not be realized on a stand-alone basis.  The Company records a valuation allowance for deferred tax assets if it determines it is more likely than not that the asset will not be realized by the consolidated group.  Deferred income tax assets can be realized through future earnings, including but not limited to the generation of future income, reversal of existing temporary differences and available tax planning strategies.

The Company is subject to tax-related audits in the normal course of operations.  These audits may result in additional tax assets or liabilities.  In establishing tax liabilities, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the financial statements.

Recently Adopted Accounting Standards Updates

In October 2010, the Financial Account Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts (“ASU 2010-26”), which provides guidance regarding accounting for deferred acquisition costs and is effective in 2012, with prospective or retrospective application allowed.  This guidance modifies the definition of costs that can be deferred by insurance entities when issuing and renewing insurance contracts.  Capitalized costs can only include incremental direct costs of contract acquisition, as well as certain costs directly related to acquisition such as underwriting, policy issuance, and medical and inspection fees, and sales force contract selling.  This guidance also specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized.  All other acquisition related costs should be expensed as incurred.  Due to the age of MLIC’s existing block of policies, all of its deferred acquisition costs have been fully amortized for the periods reported and adopting ASU 2010-26 had no impact on the financial statements presented within.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“ASU 2011-04”), which creates a consistent framework for the application of fair value measurement across jurisdictions.  The new guidance clarified existing fair value measurement requirements and changed certain fair value measurement principles and disclosure requirements.  There are no additional fair value measurements required upon adoption of ASU 2011-04.  The amendments became effective in 2012 and did not have a material impact on MLIC’s financial statements.  The new disclosures are included in Note 4.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”) which provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  The objective of ASU 2011-05 is to increase the prominence of items reported in other comprehensive income.  ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder’s equity.  The Company adopted ASU 2011-05 and replaced the statement of operations with the statement of comprehensive income and modified the statement of stockholder’s equity for all years presented.  The FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulate Other Comprehensive Income in Accounting Standards Update No. 2011-05, in December 2011 which delayed the implementation of the portions of ASU 2011-05 that require presentation of reclassification adjustments out of accumulated other comprehensive income.

Accounting Standards Updates Pending Adoption

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). ASU 2013-02 requires companies to present information about reclassification adjustments from accumulated other comprehensive income in their annual financial statements in a single note or on the face of the financial statements.  ASU 2013-02 is effective for periods beginning after December 15, 2012, with early adoption permitted.   The Company is currently evaluating the impact of adopting ASU 2013-02.